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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



          Report for the Calendar Year or Quarter Ended: June 30, 2008

                 Check here if Amendment [ ]; Amendment Number:






This Amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Mercer Global Investments, Inc.

Address:         200 Clarendon Street

                 Boston, MA 02116

13F File Number: 028-12567




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person Signing this Report on Behalf of Reporting Manager:






Name:  Martin J. Wolin

Title: Chief Compliance Officer

Phone: 617 450 6559




Signature, Place, and Date of Signing:

/s/ Martin J. Wolin, Boston, MA, July 9, 2008






Report Type (Check only one.):

                               [ ] 13F HOLDINGS REPORT.

                               [X] 13F NOTICE.

                               [ ] 13F COMBINATION REPORT.




               List of Other Managers Reporting for this Manager:






Name                                   13F File Number

Aberdeen Asset Management Inc.         028-11020

AllianceBernstein LP                   028-10562

AQR Capital Management LLC             028-10120

BlackRock Advisors LLC                 028-04295

Grantham, Mayo, Van Otterloo & Co. LLC 028-11599

Eaton Vance Management                 028-04139

Enhanced Investment Technologies LLC   028-04211

Lazard Asset Management LLC            028-10469

MacKay Shields LLC                     028-00046

Mazama Capital Management Inc.         028-05179




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Numeric Investors LLC                 028-11946

NWQ Investment Management Co. LLC     028-01474

Pzena Investment Management LLC       028-03791

Sands Capital Management, LLC         028-05734

Tygh Capital Management, Inc.         028-10976

Wells Capital Management, Inc.        028-04413

Western Asset Management Company      028-10245

Westfield Capital Management Co. Inc. 028-10220

Winslow Capital Management, Inc.      028-03676
